Partners' Capital - Partnership Units (Table) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Common units	18,178,100	18,178,100
General partner units	348,570	348,570
Preferred units	0	12,983,333
Total partnership units	18,526,670	31,510,003
Adjusted for the March 2019 reverse split
Common units	18,178,100
General partner units	348,570